Consolidated Statements of Operations and Comprehensive (Loss) Income - (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Unrecognized pension and postretirement benefit costs - tax effect	$ 732	$ (3,060)